Class I [Member] Annual Fund Operating Expenses - Class I - PUTNAM CONVERTIBLE SECURITIES FUND - CLASS I	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.68%